Share-based compensation - Option pricing model (Details) - Parent Incentive Plans - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum (as a percent)	3.55%	3.93%	1.01%
Risk free interest rate, maximum (as a percent)	4.18%	3.99%	1.74%
Expected volatility, minimum (as a percent)	77.50%	86.07%	50.33%
Expected volatility, maximum (as a percent)	87.20%	87.99%	53.78%
Fair value of underlying ordinary share of the Parent (US$)	$ 2.0	$ 2.3	$ 3.9
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (in years)	5 years	5 years	7 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (in years)	8 years	8 years	9 years